Note 7 - Long-term Debt and Notes Payable	12 Months Ended
Oct. 31, 2023
Notes to Financial Statements
Long-Term Debt [Text Block]
(7)	Long-term Debt and Notes Payable

The Company has credit facilities consisting of a real estate term loan, as amended and restated (the “Virginia Real Estate Loan”) and a Revolving Credit Master Promissory Note and related Loan and Security Agreement (collectively, the “Revolver”).

On October 31, 2023, OCC and Northeast Bank entered into an Omnibus Amendment of Loan Documents (the “Amendment”) to modify certain loan documents currently in effect between the parties related to the Virginia Real Estate Loan and a supplemental real estate term loan (the “North Carolina Real Estate Loan”). The primary purpose of the Amendment was to: (i) pay off the North Carolina Real Estate Loan; (ii) pay down the balance on the Virginia Real Estate Loan; (iii) extend the maturity date of the Virginia Real Estate Loan through May 5, 2026; (iv) release the collateral of the North Carolina Real Estate Loan; and (v) effective October 5, 2023, modify the interest rate of the Virginia Real Estate Loan to a variable rate equal to the Prime Rate, provided that the interest rate shall never be less than 8.5% per annum.

The Loan remains generally secured by a first lien deed of trust on the land and buildings at the Company’s headquarters and manufacturing facilities located in Roanoke, Virginia. All other terms of the Virginia Real Estate Loan remain unaltered and remain in full force and effect.

The Virginia Real Estate Loan is payable in monthly installments of principal and interest. Principal is calculated using the unpaid balance of the loan and a two hundred forty (240) month amortization schedule. Interest is computed on the aggregate principal balance outstanding at a rate equal to the Prime Rate, adjusted monthly on the fifth day of each calendar month in accordance with changes to the Prime Rate, provided, however, that the interest rate is never less than 8.5% per annum on the basis of a 360-day year times the actual number of days elapsed.

Long-term debt as of October 31, 2023 and 2022 consists of the following:

	October 31,
	2023	2022
Virginia Real Estate Loan ($6.5 million original principal)	$2,675,244	$3,669,294
North Carolina Real Estate Loan ($2.24 million original principal)	—	859,308
Total long-term debt	2,675,244	4,528,602
Less current installments	52,624	338,094
Long-term debt, excluding current installments	$2,622,620	$4,190,508

On July 5, 2022, OCC entered into a Modification Agreement with North Mill Capital LLC (now doing business as SLR Business Credit, “SLR”), to modify the existing Revolver dated July 24, 2020. In addition to certain other modifications to the Revolver as set forth in the Modification Agreement, the Modification Agreement provided a two-year extension of the initial term of the Revolver to July 24, 2025, and reduced the dollar amount of the availability block from $1,500,000 to $1,150,000.

The Revolver with SLR provides the Company with one or more advances in an amount up to: (a) 85% of the aggregate outstanding amount of eligible accounts (the “eligible accounts loan value”); plus (b) the lowest of (i) an amount up to 35% of the aggregate value of eligible inventory, (ii) $5,000,000, and (iii) an amount not to exceed 100% of the then outstanding eligible accounts loan value; minus (c) $1,150,000.

The maximum aggregate principal amount subject to the Revolver is $18,000,000. Interest accrues on the daily balance at the per annum rate of 1.5% above the Prime Rate in effect from time to time, but not less than 4.75% (the “Applicable Rate”). In the event of a default, interest may become 6.0% above the Applicable Rate. As of October 31, 2023, the Revolver accrued interest at the prime lending rate plus 1.5% (resulting in a 10.0% rate at October 31, 2023). The loan may be extended in one year periods subject to the agreement of SLR.

Optical Cable Corporation (OCC)

The Revolver is secured by all of the following assets: properties, rights and interests in property of the Company whether now owned or existing, or hereafter acquired or arising, and wherever located; all accounts, equipment, commercial tort claims, general intangibles, chattel paper, inventory, negotiable collateral, investment property, financial assets, letter-of-credit rights, supporting obligations, deposit accounts, money or assets of the Company, which hereafter come into the possession, custody, or control of SLR; all proceeds and products, whether tangible or intangible, of any of the foregoing, including proceeds of insurance covering any or all of the foregoing; any and all tangible or intangible property resulting from the sale, lease, license or other disposition of any of the foregoing, or any portion thereof or interest therein, and all proceeds thereof; and any other assets of the Company which may be subject to a lien in favor of SLR as security for the obligations under the Revolver.

As of October 31, 2023, the Company had $8.3 million of outstanding borrowings on its Revolver and $2.6 million in available credit. As of October 31, 2022 the Company had $6.0 million of outstanding borrowings on its Revolver and $5.9 million in available credit.

The aggregate maturities of long-term debt for each of the three years subsequent to October 31, 2023 are $52,624 in fiscal year 2024, $8,381,756 in fiscal year 2025 and $2,565,260 in fiscal year 2026.